Stock-Based Compensation Plans - Summary of Nonvested Share (Details) - $ / shares	3 Months Ended		6 Months Ended
	Jul. 31, 2022	Jul. 31, 2021	Jul. 31, 2022	Jul. 31, 2021
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross (in shares)			354,699
Shareholder-Approved Stock Options Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross (in shares)	92,422	1,000	354,699	269,025
Granted, Weighted- Average Grant-Date Fair Value per Share (in dollars per share)			$ 18.91	$ 16.85